UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

ALL  INFORMATION  REQUIRED  OF  INSTITUTIONAL  INVESTMENT  MANAGERS  PURSUANT TO
SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calender Year or Quarter Ended 3/31/99

Check here if Amendment [ ];
Amendment  Number:  ____
This Amendment (Check only one.):
[ ] is a restatement. [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Payden & Rygel
Address:          333 South Grand Avenue
                  Los Angeles, CA 90071

13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Edward S. Garlock
Title:            Secretary
Phone:            213-625-1900

Signature, Place, and Date of Signing:

/s/
Los Angeles, CA
5/7/99

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:    55

Form 13F Information Table Value Total: $137,453


List of Other Included Managers:

NONE


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

                             Title of                   Value       Shares/  SH/   Put/  Invstmnt  Other      Voting Authority
Name of Issuer                Class         CUSIP      (x$1000)     PRN AMT  PRN   Call   Dscrtn  Managers   Sole   Shared  None
--------------                -----         -----      --------     -------  ---   ----  -------- --------   ----   ------  ----
Adaptec Inc                   CMN          00651F108        248     10,890    SH           SOLE                248
Advantica Rest Grp            CMN          00758B109         61     12,120    SH           SOLE                 61
Apple Computer                CMN          037833100        775     21,560    SH           SOLE                775
Apria Healthcare Grp          CMN          037933108        218     18,320    SH           SOLE                218
At&t                          CMN          001957109     11,261    141,094    SH           SOLE             11,261
Aztar Corp                    CMN          054802103         94     19,630    SH           SOLE                 94
Bethlehem Steel               CMN          087509105        180     21,780    SH           SOLE                180
Boise Cascade Office P.       CMN          097403109        202     18,170    SH           SOLE                202
Capstead Mortgage             CMN          14067E100        134     24,950    SH           SOLE                134
Cardinal Health Inc           CMN          14149Y108      1,020     15,450    SH           SOLE              1,020
Caterpillar Inc               CMN          149123101      9,723    211,660    SH           SOLE              9,723
Charming Shoppes              CMN          161133103         97     25,100    SH           SOLE                 97
Chevron Corp.                 CMN          166751107     12,789    144,606    SH           SOLE             12,789
Cirrus Logic Inc              CMN          172755100         83     13,060    SH           SOLE                 83
Commonwealth Indutries        CMN          203004106        120     13,290    SH           SOLE                120
Compucom Systems              CMN          204780100         55     18,590    SH           SOLE                 55
Consolidated Freightways      CMN          209232107        117      9,960    SH           SOLE                117
Cordiant Communications       CMN          218514206        149     11,470    SH           SOLE                149
Credit Acceptance Corp        CMN          225310101         95     16,700    SH           SOLE                 95
Danaher Corp                  CMN          235851102        597     11,430    SH           SOLE                597
Du Pont (e.i.) De Nemours     CMN          263534109     10,226    176,114    SH           SOLE             10,226
Duke Realty Investments       CMN          264411505        474     22,040    SH           SOLE                474
Eastman Kodak                 CMN          277461109     11,080    173,460    SH           SOLE             11,080
Ensco International Inc       CMN          26874Q100        365     27,400    SH           SOLE                365
Exxon Corp.                   CMN          302290101     11,975    169,713    SH           SOLE             11,975
General Motors                CMN          370442105     14,821    170,600    SH           SOLE             14,821
Goodyear Tire                 CMN          382550101      2,775     55,700    SH           SOLE              2,775
Hasbro                        CMN          418056107        566     19,560    SH           SOLE                566
Health Management Assocts     CMN          421933102        126     10,330    SH           SOLE                126
Hertz Corp                    CL A         428040109        507      9,480    SH           SOLE                507
International Paper Co.       CMN          460146103      8,010    189,861    SH           SOLE              8,010
J.p. Morgan & Company         CMN          616880100     12,632    102,385    SH           SOLE             12,632
Johns Manville                CMN          478129109        519     30,110    SH           SOLE                519
Laboratory Crp Of Amer Hlds   CMN          50540R102         94     53,990    SH           SOLE                 94
Mackenzie Financial Corp      CMN          554531103        217     18,050    SH           SOLE                217
Merck & Co., Inc.             CMN          589331107        437      5,450    SH           SOLE                437
Methanex Corp                 CMN          59151K108         55     16,960    SH           SOLE                 55
Minnesota Mining And Manu.    CMN          604059105     10,945    154,705    SH           SOLE             10,945
Morton International Inc      CMN          619335102        369     10,030    SH           SOLE                369
National Steel Corp           CMN          637844309         98     11,900    SH           SOLE                 98
Patriot Amer Hosp Inc         CTF          703352203        105     20,420    SH           SOLE                105
Perrigo Company               CMN          714290103        313     43,110    SH           SOLE                313
Phillip Morris Companies      CMN          718154107      9,302    264,369    SH           SOLE              9,302
Protection One Inc            CMN          743663304         93     14,810    SH           SOLE                 93
Quantum Corp                  CMN          747906105        483     26,850    SH           SOLE                483
Quest Diagnostics Inc         CMN          74834L100        303     13,620    SH           SOLE                303
Reinsurance Group Of America  CMN          759351109        543     12,765    SH           SOLE                543
Silicon Graphics Inc          CMN          827056102        359     21,540    SH           SOLE                359
Storage Tech Corp             CMN          862111200        348     12,470    SH           SOLE                348
Terra Industries              CMN          880915103         76     16,740    SH           SOLE                 76
The Reynolds & Reynolds Corp  CL A         761695105        276     14,540    SH           SOLE                276
Thermo Instrument Systems     CMN          883559106        320     22,190    SH           SOLE                320
Walter Industries Inc         CMN          93317Q105        160     14,220    SH           SOLE                160
Wang Laboratories             CMN          93369N109        206     10,500    SH           SOLE                206
Wellpoint Health Network      CMN          94973H108        257      3,390    SH           SOLE                257

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